Eaton Vance

1-to-10 Year Laddered Corporate Bond Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 95.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace & Defense — 0.9%
Northrop Grumman Corp., 2.93%, 1/15/25	$98	$100,709

		$100,709

Agriculture — 1.2%
Reynolds American, Inc., 4.45%, 6/12/25	$129	$138,178

		$138,178

Apparel — 1.4%
Tapestry, Inc., 4.125%, 7/15/27	$150	$153,273

		$153,273

Auto Manufacturers — 1.0%
General Motors Financial Co., Inc., 3.55%, 7/8/22	$20	$20,536
General Motors Financial Co., Inc., 3.70%, 11/24/20	93	94,120

		$114,656

Auto Parts & Equipment — 0.4%
Aptiv PLC, 4.35%, 3/15/29	$45	$48,798

		$48,798

Banks — 10.3%
Bank of America Corp., 4.45%, 3/3/26	$133	$146,111
CIT Group, Inc., 5.00%, 8/1/23	145	156,417
Citigroup, Inc., 2.312% to 11/4/21, 11/4/22(1)	15	15,031
Citigroup, Inc., 2.70%, 10/27/22	86	87,352
Credit Suisse AG, 5.40%, 1/14/20	92	92,352
Goldman Sachs Group, Inc. (The), 4.223% to 5/1/28, 5/1/29(1)	102	112,437
JPMorgan Chase & Co., 3.509% to 1/23/28, 1/23/29(1)	95	100,662
KeyCorp, 2.55%, 10/1/29	100	97,966
Morgan Stanley, 3.125%, 1/23/23	86	88,342
Royal Bank of Canada, 4.65%, 1/27/26	127	141,199
Santander Holdings USA, Inc., 3.50%, 6/7/24	115	118,026

		$1,155,895

Beverages — 2.7%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/25	$90	$98,012
Constellation Brands, Inc., 2.70%, 5/9/22	109	110,411
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	94	93,502

		$301,925

Biotechnology — 2.1%
Amgen, Inc., 2.60%, 8/19/26	$119	$120,742
Gilead Sciences, Inc., 2.95%, 3/1/27	115	119,198

		$239,940

Security	Principal Amount (000’s omitted)	Value
Building Materials — 1.1%
Owens Corning, 3.40%, 8/15/26	$98	$99,287
Owens Corning, 3.95%, 8/15/29	21	21,723

		$121,010

Chemicals — 4.8%
DuPont de Nemours, Inc., 4.493%, 11/15/25	$90	$99,051
Huntsman International, LLC, 4.50%, 5/1/29	85	89,910
LYB International Finance II B.V., 3.50%, 3/2/27	105	109,448
Sherwin-Williams Co. (The), 3.125%, 6/1/24	86	88,947
Westlake Chemical Corp., 3.60%, 8/15/26	100	103,402
Yara International ASA, 4.75%, 6/1/28(2)	42	46,009

		$536,767

Commercial Services — 1.4%
IHS Markit, Ltd., 3.625%, 5/1/24	$100	$104,387
United Rentals North America, Inc., 3.875%, 11/15/27	50	50,563

		$154,950

Computers — 0.9%
Apple, Inc., 2.05%, 9/11/26	$100	$98,948

		$98,948

Diversified Financial Services — 9.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21	$150	$156,260
Air Lease Corp., 3.875%, 7/3/23	77	80,572
Ally Financial, Inc., 4.125%, 3/30/20	96	96,666
BrightSphere Investment Group, Inc., 4.80%, 7/27/26	80	83,161
Brookfield Finance, Inc., 3.90%, 1/25/28	86	91,844
Capital One Financial Corp., 3.45%, 4/30/21	152	154,727
Discover Financial Services, 3.85%, 11/21/22	79	82,794
E*TRADE Financial Corp., 4.50%, 6/20/28	55	59,595
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.50%, 3/15/27(2)	45	48,146
Synchrony Financial, 2.85%, 7/25/22	50	50,490
Synchrony Financial, 4.25%, 8/15/24	46	48,522
Western Union Co. (The), 2.85%, 1/10/25	110	109,875

		$1,062,652

Electric — 4.7%
Dominion Energy, Inc., 3.90%, 10/1/25	$89	$95,304
Duke Energy Corp., 3.40%, 6/15/29	115	120,776
Evergy, Inc., 2.45%, 9/15/24	100	100,159
Georgia Power Co., 4.25%, 12/1/19	85	85,000
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)	45	46,350
Vistra Energy Corp., 8.125%, 1/30/26(2)	79	84,925

		$532,514

Electronics — 3.7%
Amphenol Corp., 2.80%, 2/15/30	$100	$98,651
Jabil, Inc., 3.95%, 1/12/28	117	120,984
PerkinElmer, Inc., 3.30%, 9/15/29	100	100,274
Trimble, Inc., 4.90%, 6/15/28	87	95,765

		$415,674

Security	Principal Amount (000’s omitted)	Value
Food — 1.4%
Kraft Heinz Foods Co., 3.375%, 6/15/21	$22	$22,382
Smithfield Foods, Inc., 2.65%, 10/3/21(2)	136	135,080

		$157,462

Gas — 1.0%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$100	$106,999

		$106,999

Healthcare – Services — 2.4%
Anthem, Inc., 2.50%, 11/21/20	$50	$50,268
Anthem, Inc., 2.875%, 9/15/29	50	49,910
Centene Corp., 4.25%, 12/15/27(2)(3)	19	19,594
HCA, Inc., 4.125%, 6/15/29	50	52,682
MEDNAX, Inc., 5.25%, 12/1/23(2)	100	102,499

		$274,953

Home Builders — 0.7%
Lennar Corp., 4.75%, 4/1/21	$82	$84,132

		$84,132

Insurance — 4.9%
Aon Corp., 4.50%, 12/15/28	$85	$96,175
Athene Holding, Ltd., 4.125%, 1/12/28	113	116,598
Brown & Brown, Inc., 4.50%, 3/15/29	85	92,175
Lincoln National Corp., 4.00%, 9/1/23	116	123,562
Principal Financial Group, Inc., 3.70%, 5/15/29	56	60,997
Principal Life Global Funding II, 3.00%, 4/18/26(2)	53	54,750

		$544,257

Internet — 1.0%
Netflix, Inc., 5.375%, 11/15/29(2)	$90	$94,961
Netflix, Inc., 5.50%, 2/15/22	20	21,175

		$116,136

Iron & Steel — 1.5%
Nucor Corp., 4.00%, 8/1/23	$79	$83,567
Steel Dynamics, Inc., 5.125%, 10/1/21	90	90,473

		$174,040

Lodging — 0.9%
Marriott International Inc., 4.15%, 12/1/23	$90	$96,129

		$96,129

Machinery – Diversified — 2.3%
CNH Industrial Capital, LLC, 4.20%, 1/15/24	$46	$48,815
nVent Finance S.a.r.l., 4.55%, 4/15/28	90	92,969
Westinghouse Air Brake Technologies Corp., 4.40%, 3/15/24	110	116,734

		$258,518

Media — 1.8%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.50%, 2/1/24	$86	$92,046
Discovery Communications, LLC, 2.95%, 3/20/23	105	106,938

		$198,984

Security	Principal Amount (000’s omitted)	Value
Miscellaneous Manufacturing — 0.8%
Hexcel Corp., 4.70%, 8/15/25	$86	$93,002

		$93,002

Oil & Gas — 4.0%
Apache Corp., 4.25%, 1/15/30	$80	$79,803
Hess Corp., 4.30%, 4/1/27	95	99,957
Newfield Exploration Co., 5.625%, 7/1/24	150	163,795
Occidental Petroleum Corp., 3.20%, 8/15/26	100	100,667

		$444,222

Oil & Gas Services — 3.0%
Halliburton Co., 3.80%, 11/15/25	$105	$110,663
National Oilwell Varco, Inc., 2.60%, 12/1/22	26	26,278
National Oilwell Varco, Inc., 3.60%, 12/1/29	99	96,769
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	110	103,285

		$336,995

Pharmaceuticals — 3.7%
AstraZeneca PLC, 2.375%, 11/16/20	$150	$150,618
Becton Dickinson and Co., 3.734%, 12/15/24	136	144,047
CVS Health Corp., 3.25%, 8/15/29	12	12,212
CVS Health Corp., 4.30%, 3/25/28	102	111,327

		$418,204

Pipelines — 2.6%
Energy Transfer Operating, L.P., 4.95%, 6/15/28	$79	$85,231
Kinder Morgan, Inc., 3.15%, 1/15/23	79	80,721
Plains All American Pipeline, L.P./PAA Finance Corp., 3.55%, 12/15/29	36	34,782
Plains All American Pipeline, L.P./PAA Finance Corp., 4.65%, 10/15/25	83	88,168

		$288,902

Private Equity — 0.5%
KKR Group Finance Co. VI, LLC, 3.75%, 7/1/29(2)	$50	$53,145

		$53,145

Real Estate Investment Trusts (REITs) — 4.8%
Boston Properties, L.P., 3.85%, 2/1/23	$140	$146,936
Crown Castle International Corp., 3.20%, 9/1/24	100	103,533
Equinix, Inc., 5.375%, 5/15/27	100	108,627
GLP Capital, L.P./GLP Financing II, Inc., 5.25%, 6/1/25	110	121,002
Iron Mountain, Inc., 4.375%, 6/1/21(2)	33	33,281
SITE Centers Corp., 4.625%, 7/15/22	22	22,954

		$536,333

Retail — 4.1%
Best Buy Co., Inc., 4.45%, 10/1/28	$116	$126,277
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	115	117,363
Nordstrom, Inc., 4.00%, 3/15/27	95	97,729
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	118	119,776

		$461,145

Security	Principal Amount (000’s omitted)	Value
Semiconductors — 3.2%
Marvell Technology Group, Ltd., 4.875%, 6/22/28	$115	$129,109
Microchip Technology, Inc., 3.922%, 6/1/21	55	56,179
NXP B.V./NXP Funding, LLC, 5.35%, 3/1/26(2)	33	37,121
QUALCOMM, Inc., 2.60%, 1/30/23	51	51,800
QUALCOMM, Inc., 3.00%, 5/20/22	79	80,885

		$355,094

Software — 0.8%
Fidelity National Information Services, Inc., 3.625%, 10/15/20	$84	$85,025

		$85,025

Telecommunications — 3.5%
AT&T, Inc., 2.625%, 12/1/22	$140	$141,924
AT&T, Inc., 3.80%, 2/15/27	94	100,095
Verizon Communications, Inc., 4.125%, 3/16/27	134	149,060

		$391,079

Transportation — 0.9%
CSX Corp., 3.35%, 11/1/25	$91	$95,874

		$95,874

Total Corporate Bonds & Notes (identified cost $10,391,519)		$10,746,519

Short-Term Investments — 3.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.82%(4)	372,288	$372,288

Total Short-Term Investments (identified cost $372,276)		$372,288

Total Investments — 99.2% (identified cost $10,763,795)		$11,118,807

Other Assets, Less Liabilities — 0.8%		$88,903

Net Assets — 100.0%		$11,207,710

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to variable rate after the indicated fixed-rate coupon period.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $755,861 or 6.7% of the Fund’s net assets.

(3)	When-issued security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2019.

The Fund did not have any open derivative instruments at November 30, 2019.

At November 30, 2019, the value of the Fund’s investment in affiliated funds was $372,288, which represents 3.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.82%	$1,176,589	$1,344,864	$(2,149,200)	$(13)	$48	$372,288	$2,349	372,288

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$10,746,519	$—	$10,746,519
Short-Term Investments	—	372,288	—	372,288
Total Investments	$—	$11,118,807	$—	$11,118,807

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

In December 2019, the Board of Trustees approved a change in the name of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund to Parametric 1-to-10 Year Laddered Corporate Bond Fund, effective February 7, 2020.